(2_FIDELITY_LOGOS)FIDELITY

MAGELLAN(registered trademark)
FUND
SEMIANNUAL REPORT
SEPTEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     30   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    34   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    40   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNTS INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The stock and bond markets have performed well through the end of September 1997, despite experiencing some short-term volatility in the spring and again in August. The Standard & Poor's 500 Index was up roughly 30% year-to-date through September, almost three times its historical annual average. The bond markets - primarily influenced by positive news on the inflation front - have posted moderate returns through the first nine months of the year.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997    PAST 6   PAST 1   PAST 5    PAST 10
                                    MONTHS   YEAR     YEARS     YEARS

FIDELITY MAGELLAN                   27.81%   35.81%   150.22%   326.11%

FIDELITY MAGELLAN                   23.98%   31.73%   142.71%   313.33%
 (INCL. 3% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)       26.26%   40.45%   156.94%   295.97%

GROWTH FUNDS AVERAGE                28.20%   33.52%   138.49%   258.50%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 877 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997            PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

FIDELITY MAGELLAN                           35.81%   20.13%   15.60%

FIDELITY MAGELLAN (INCL. 3% SALES CHARGE)   31.73%   19.40%   15.25%

S&P 500                                     40.45%   20.77%   14.73%

GROWTH FUNDS AVERAGE                        33.52%   18.62%   13.19%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970930 19971009 112730 S00000000000001
             Magellan                    S&P 500
             00021                       SP001
  1987/09/30       9700.00                    10000.00
  1987/10/31       7196.88                     7846.00
  1987/11/30       6653.38                     7199.49
  1987/12/31       7301.58                     7747.37
  1988/01/31       7591.09                     8073.54
  1988/02/29       8051.76                     8449.76
  1988/03/31       8029.91                     8188.66
  1988/04/30       8173.76                     8279.56
  1988/05/31       8151.91                     8351.59
  1988/06/30       8709.09                     8734.93
  1988/07/31       8652.64                     8701.74
  1988/08/31       8377.69                     8405.88
  1988/09/30       8729.12                     8763.97
  1988/10/31       8911.20                     9007.61
  1988/11/30       8791.03                     8878.80
  1988/12/31       8963.76                     9034.18
  1989/01/31       9690.95                     9695.48
  1989/02/28       9533.27                     9454.06
  1989/03/31       9817.10                     9674.34
  1989/04/30      10310.55                    10176.44
  1989/05/31      10854.91                    10588.58
  1989/06/30      10760.74                    10528.23
  1989/07/31      11664.84                    11478.93
  1989/08/31      11969.98                    11703.91
  1989/09/30      12177.17                    11655.93
  1989/10/31      11794.81                    11385.51
  1989/11/30      11988.81                    11617.78
  1989/12/31      12063.82                    11896.60
  1990/01/31      11285.77                    11098.34
  1990/02/28      11517.57                    11241.51
  1990/03/31      11811.86                    11539.41
  1990/04/30      11513.54                    11250.92
  1990/05/31      12537.59                    12347.89
  1990/06/30      12592.08                    12263.92
  1990/07/31      12449.56                    12224.68
  1990/08/31      11229.76                    11119.57
  1990/09/30      10517.16                    10578.04
  1990/10/31      10387.21                    10532.56
  1990/11/30      11173.17                    11212.96
  1990/12/31      11519.91                    11525.80
  1991/01/31      12325.21                    12028.33
  1991/02/28      13395.39                    12888.35
  1991/03/31      13850.38                    13200.25
  1991/04/30      13901.65                    13231.93
  1991/05/31      14694.31                    13803.55
  1991/06/30      13830.84                    13171.35
  1991/07/31      14689.90                    13785.13
  1991/08/31      15141.46                    14111.84
  1991/09/30      15084.19                    13876.17
  1991/10/31      15286.84                    14062.12
  1991/11/30      14531.30                    13495.41
  1991/12/31      16246.34                    15039.29
  1992/01/31      16253.45                    14759.56
  1992/02/29      16582.59                    14951.43
  1992/03/31      16132.68                    14659.88
  1992/04/30      16371.84                    15090.88
  1992/05/31      16528.70                    15164.82
  1992/06/30      16237.57                    14938.87
  1992/07/31      16693.26                    15549.87
  1992/08/31      16331.24                    15231.10
  1992/09/30      16518.58                    15410.82
  1992/10/31      16635.03                    15464.76
  1992/11/30      17055.27                    15992.11
  1992/12/31      17385.95                    16188.81
  1993/01/31      17843.99                    16324.80
  1993/02/28      18216.48                    16546.81
  1993/03/31      18884.22                    16895.95
  1993/04/30      19069.09                    16487.07
  1993/05/31      19820.69                    16928.92
  1993/06/30      20097.09                    16978.02
  1993/07/31      20318.79                    16910.11
  1993/08/31      21513.68                    17551.00
  1993/09/30      21746.90                    17415.86
  1993/10/31      21761.29                    17776.36
  1993/11/30      21044.36                    17607.49
  1993/12/31      21672.91                    17820.54
  1994/01/31      22529.42                    18426.44
  1994/02/28      22364.24                    17927.08
  1994/03/31      21327.24                    17145.46
  1994/04/30      21541.37                    17364.92
  1994/05/31      21293.21                    17649.71
  1994/06/30      20369.36                    17217.29
  1994/07/31      21051.10                    17782.02
  1994/08/31      22048.22                    18511.08
  1994/09/30      21474.80                    18057.56
  1994/10/31      22201.14                    18463.85
  1994/11/30      20984.20                    17791.40
  1994/12/31      21280.47                    18055.25
  1995/01/31      21063.84                    18523.42
  1995/02/28      22245.74                    19245.28
  1995/03/31      23077.20                    19813.20
  1995/04/30      24150.78                    20396.70
  1995/05/31      24825.93                    21211.96
  1995/06/30      26716.92                    21704.71
  1995/07/31      28767.88                    22424.44
  1995/08/31      29017.45                    22480.73
  1995/09/30      29548.59                    23429.41
  1995/10/31      28793.48                    23345.77
  1995/11/30      29433.40                    24370.65
  1995/12/31      29116.66                    24840.03
  1996/01/31      29536.58                    25685.58
  1996/02/29      29343.55                    25923.69
  1996/03/31      29638.17                    26173.33
  1996/04/30      29827.81                    26559.13
  1996/05/31      29962.62                    27244.09
  1996/06/30      29934.61                    27347.89
  1996/07/31      28541.93                    26139.66
  1996/08/31      29262.28                    26690.94
  1996/09/30      30434.86                    28193.11
  1996/10/31      31155.21                    28970.68
  1996/11/30      33172.19                    31160.57
  1996/12/31      32519.44                    30543.28
  1997/01/31      33946.82                    32451.62
  1997/02/28      33491.19                    32706.04
  1997/03/31      32337.99                    31362.15
  1997/04/30      33781.50                    33234.47
  1997/05/31      36191.46                    35257.79
  1997/06/30      37689.96                    36837.33
  1997/07/31      40852.52                    39768.48
  1997/08/31      39035.29                    37540.65
  1997/09/30      41332.70                    39596.75
IMATRL PRASUN   SHR__CHT 19970930 19971009 112733 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund on September 30, 1987, and the current 3% sales charge was paid. As the chart shows, by September 30, 1997, the value of the investment would have grown to $41,333 - a 313.33% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,597 - a 295.97% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Stansky, Portfolio Manager of Fidelity
Magellan Fund
Q. BOB, HOW HAS THE FUND PERFORMED?
A. It's been a strong six-month period in a historical sense for both the stock market and the fund. For the six months that ended September 30, 1997, the fund had a total return of 27.81%. That roughly matched the Lipper growth funds average, which was 28.20%. During the 12 months that ended September 30, 1997, the fund returned 35.81%, compared to 33.52% for the growth funds average.
Q. WHAT ACCOUNTED FOR THE POWERFUL GAINS?
A. Broadly speaking, very strong corporate earnings coupled with a mix of moderate economic growth and low inflation helped create an almost ideal investing environment. Of course, some stocks did better than others, driven by better-than-expected earnings. In terms of the fund's performance during the six-month period, I think it makes sense to view it in a broader context. During the three years that ended September 30, 1997, Magellan's cumulative total return exceeded 92%. That number is extremely high historically, and I think it's important for shareholders to keep this perspective in mind going forward.
Q. YOU MENTIONED THAT CERTAIN STOCKS HELPED THE FUND. WHICH WERE THEY?
A. Broadly speaking, the technology sector - which represented 16.8% of the fund at the end of the period - included several strong performers. During the period, many technology companies benefited from increasing demand for computers and related equipment. Interestingly, most tech stocks typically take a breather during the summer months, but that didn't happen this year. Investments in two computer manufacturers - Compaq Computer and Dell Computer - provided a significant boost to the fund's returns. In fact, Compaq's stock price more than doubled during the six-month period. Again, strong demand for computers resulted in better-than-expected earnings growth for both companies. Other technology stocks that contributed strongly to the fund's returns were IBM, Intel, Microsoft and Oracle.
Q. HOW ABOUT STOCKS OUTSIDE OF THE TECHNOLOGY GROUP?
A. General Electric - which, at 3.0% of the fund's investments, was its largest investment at the end of the period - turned in a solid six months. The company has effectively cut costs, generated solid cash flow and improved profit margins. That's led to a confidence among investors in GE's ability to consistently post earnings growth, and the company has not disappointed. In addition, several financial services stocks did well as falling interest rates helped improve their profitability. Citicorp and BankAmerica both reported solid profit growth. Finally, what the fund doesn't own is often every bit as important as what it does own. During the period, the fund benefited from an underweighting in utility stocks relative to the Standard & Poor's 500 Index, as utilities generally did not appreciate as strongly as stocks in many other sectors.
Q. BOB, WHAT DIDN'T GO YOUR WAY?
A. Among the fund's large holdings, Philip Morris was a disappointment during the period. Although the company has exhibited strong earnings growth, its stock remained quite cheap, as the market was skittish about the pending legal settlement between tobacco companies and the federal government. In addition, medical services provider Columbia/HCA Healthcare suffered from concerns over a government probe into its Medicare billing practices.
Q. AS OF THE END OF SEPTEMBER, FIDELITY BEGAN LIMITING NEW PURCHASES OF MAGELLAN FUND TO EXISTING SHAREHOLDERS AND GROUP RETIREMENT PLAN PARTICIPANTS WHO ARE OFFERED THE FUND THROUGH THEIR COMPANIES' PLANS. WHY WAS THIS DECISION MADE AND HOW WILL IT AFFECT YOUR MANAGEMENT OF THE FUND?
A. As has been widely reported, the fund's performance has improved significantly over the past 14 months. And it is typical for a Fidelity fund to experience heavier investor inflows of new cash following a period of strong performance. Indeed, in late July and early August, the fund began to experience positive net inflows for the first time since early 1996. Because we believed that rapid future inflows would make it more difficult for me to manage the fund, we made the decision to limit new purchases.
Q. WHY WOULD STRONGER INFLOWS HAVE MADE IT MORE DIFFICULT TO MANAGE
THE FUND?
A. During periods of strong investor inflows into the fund, I'm faced with quickly finding investment opportunities for this "new cash" or letting it build up, which leaves the fund less than fully invested. I believe that limiting new purchases will result in a relatively stable asset base. That should make it easier for me to remain fully invested in the market, and continue to invest effectively for the fund's shareholders.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. As Magellan Fund shareholders probably know by now, I don't try to predict the direction of the stock market. I do believe that stock prices tend to follow corporate earnings over time; therefore, stock selection is critical. Picking the right stocks is even more important in the current market environment. As the market has risen recently, so have stock valuations. Going forward, the stocks of companies that don't meet earnings expectations could be even more at risk of price fluctuations than usual. I'll continue to focus my energy on getting the earnings right, while also paying close attention to valuations. As always, if I'm on the mark with those two measures, the fund's performance will take care of itself.
BOB STANSKY ON THE FUND'S
COMPOSITION COMPARED TO THE
S&P 500:
"I'VE HEARD PEOPLE QUESTION WHETHER
MAGELLAN'S GROWTH HAS CAUSED IT TO
BECOME A `GLORIFIED' INDEX FUND,
MEANING IT MIRRORS THE HOLDINGS
AND PERFORMANCE OF THE STANDARD
& POOR'S 500 INDEX. I DON'T BELIEVE
THERE'S MUCH TRUTH TO THAT; THERE
ARE MANY SIGNIFICANT DIFFERENCES
BETWEEN THE FUND AND THE INDEX.
FOR EXAMPLE, AS OF SEPTEMBER 30,
THE FUND WAS INVESTED IN JUST 242 OF
THE INDEX'S 500 STOCKS. IN ADDITION,
THE FUND'S DOLLAR-WEIGHTED MEDIAN
MARKET CAPITALIZATION - A MEASURE
OF THE TYPICAL SIZE OF A COMPANY IN
WHICH THE FUND IS INVESTED - WAS
ABOUT $21 BILLION, COMPARED TO
MORE THAN $35 BILLION FOR THE INDEX.
FINALLY, IF YOU LOOK AT MARKET
SECTORS, THE FUND IS OVERWEIGHTED
IN SOME RELATIVE TO THE INDEX, AND
UNDERWEIGHTED IN OTHERS.
"THESE DIFFERENCES ARE IMPORTANT
BECAUSE MY GOAL IS NOT TO MATCH
THE RETURNS OF THE S&P 500; RATHER
I WANT TO BEAT THE INDEX OVER TIME.
I WON'T DO THAT BY MIRRORING THE
INVESTMENTS OF THE INDEX; I'LL ONLY
DO IT BY DIFFERING FROM THE INDEX.
THE KEY IS MY ACCESS TO FIDELITY'S
EXTENSIVE RESEARCH CAPABILITIES.
OUR ANALYSTS FOLLOW THOUSANDS OF
COMPANIES, ALLOWING ME TO SEARCH
FOR OPPORTUNITIES ACROSS A BROAD
RANGE OF NAMES - WITHIN AND
OUTSIDE OF THE INDEX - BOTH IN
THE U.S. AND OVERSEAS."
FUND FACTS
GOAL: TO INCREASE THE VALUE
OF THE FUND'S SHARES OVER THE
LONG TERM BY INVESTING MAINLY
IN EQUITY SECURITIES WITH
GROWTH POTENTIAL
FUND NUMBER: 021
TRADING SYMBOL: FMAGX
START DATE: MAY 2, 1963
SIZE: AS OF SEPTEMBER 30,
1997, MORE THAN $63.7 BILLION
MANAGER: ROBERT STANSKY, SINCE
JUNE 1996; MANAGER, FIDELITY
GROWTH COMPANY FUND AND
FIDELITY ADVISOR EQUITY GROWTH,
1987-1996; FIDELITY EMERGING
GROWTH FUND, 1990-1991;
FIDELITY SELECT DEFENSE &
AEROSPACE PORTFOLIO,
1984-1985; JOINED FIDELITY IN
1983
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF SEPTEMBER 30, 1997

                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

GENERAL ELECTRIC CO.                    3.0            2.5

COMPAQ COMPUTER CORP.                   1.8            0.7

INTEL CORP.                             1.7            2.2

CITICORP                                1.4            1.2

PHILIP MORRIS COMPANIES, INC.           1.3            1.6

MICROSOFT CORP.                         1.3            0.9

MERCK & CO., INC.                       1.2            1.1

HOME DEPOT, INC.                        1.1            1.0

INTERNATIONAL BUSINESS MACHINES CORP.   1.1            0.7

BANKAMERICA CORP.                       1.1            0.9

TOP FIVE MARKET SECTORS AS OF SEPTEMBER 30, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

TECHNOLOGY                         16.8           13.6

FINANCE                            12.3           10.5

ENERGY                             12.0           13.9

HEALTH                             9.2            7.8

INDUSTRIAL MACHINERY & EQUIPMENT   8.2            8.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF SEPTEMBER 30, 1997 * AS OF MARCH 31, 1997 **
ROW: 1, COL: 1, VALUE: 4.1
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 95.90000000000001
STOCKS 96.0%
BONDS 0.1%
SHORT-TERM
INVESTMENTS 3.9%
FOREIGN
INVESTMENTS 8.9%
STOCKS  95.9%
BONDS 0.0%
SHORT-TERM
INVESTMENTS 4.1%
FOREIGN
INVESTMENTS 8.2%
ROW: 1, COL: 1, VALUE: 3.9
ROW: 1, COL: 2, VALUE: 1.0
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 96.0
*
**
INVESTMENTS SEPTEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 2.0%
AlliedSignal, Inc.   8,058,800 $ 342,499
Boeing Co.   7,608,600  414,193
Gulfstream Aerospace Corp. (a)  938,000  27,202
Lockheed Martin Corp.   218,300  23,276
Sundstrand Corp.   231,600  13,346
Textron, Inc.   1,141,600  74,204
United Technologies Corp.   4,821,900  390,574
  1,285,294
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.   934,300  55,240
SHIP BUILDING & REPAIR - 0.2%
General Dynamics Corp.   501,900  43,728
Halter Marine Group, Inc. (a)(d)  1,023,150  49,495
  93,223
TOTAL AEROSPACE & DEFENSE   1,433,757
BASIC INDUSTRIES - 3.0%
CHEMICALS & PLASTICS - 1.3%
Air Products & Chemicals, Inc.   571,500  47,398
Airgas, Inc. (a)   130,000  2,202
Atlantis Group, Inc. (Trivest/Winston) (a)(e)  77,269  1,198
du Pont (E.I.) de Nemours & Co.   1,683,600  103,647
Hanna (M.A.) Co. (d)  2,716,425  72,155
Hercules, Inc.   716,500  35,646
Monsanto Co.   1,977,500  77,123
Morton International, Inc.   1,833,500  65,089
Praxair, Inc.   3,420,530  175,088
Rohm & Haas Co.   513,100  49,226
Schulman (A.), Inc.   1,637,125  34,994
Sealed Air Corp. (a)  1,426,200  78,352
Solutia, Inc.   395,500  7,910
Synetic, Inc. (a)(d)  1,157,582  47,461
Trivest 1992 Special Fund Ltd.  26.6(c)  2,782
W.R. Grace & Co.   572,500  42,150
  842,421
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.9%
AK Steel Holding Corp. (d)  2,606,000 $ 111,081
Aeroquip Vickers, Inc. (d)  2,312,100  113,293
Bethlehem Steel Corp. (a)  2,730,800  28,161
Dofasco, Inc.   428,000  8,166
Inland Steel Industries, Inc.   1,817,200  39,751
Ispat International NV (NY Reg.)  163,500  4,680
J & L Specialty Steel, Inc.   845,000  11,355
Nucor Corp. (d)  4,592,400  241,962
  558,449
METALS & MINING - 0.0%
Commscope, Inc.   172,000  2,333
PACKAGING & CONTAINERS - 0.0%
Owens-Illinois, Inc. (a)  742,700  25,205
PAPER & FOREST PRODUCTS - 0.8%
Champion International Corp.   1,307,100  79,651
Fort James Corp.   137,500  6,299
Ivex Packaging Corp.   59,400  951
Kimberly-Clark Corp.   6,889,800  337,170
Louisiana-Pacific Corp.   2,232,600  55,815
  479,886
TOTAL BASIC INDUSTRIES   1,908,294
CONSTRUCTION & REAL ESTATE - 2.3%
BUILDING MATERIALS - 1.7%
American Standard Companies, Inc. (a)  1,326,500  53,225
Centex Construction Products, Inc.   627,800  18,599
Lafarge Corp. (d)  4,941,211  159,354
Mark IV Industries, Inc.   2,720,412  73,111
Masco Corp.   2,837,900  130,011
Medusa Corp. (d)  1,645,900  78,386
Owens-Corning  1,979,100  72,237
Sherwin-Williams Co. (d)  10,803,120  318,017
Southdown, Inc.   1,027,400  56,122
USG Corp. (a)(d)  2,613,000  125,261
  1,084,323
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 0.5%
Centex Corp.   1,046,200 $ 61,072
Clayton Homes, Inc.   1,262,687  23,439
Lennar Corp.   426,900  18,143
Morrison Knudsen Corp. warrants 3/11/03 (a)   7,002  35
Oakwood Homes Corp. (d)  3,719,200  105,532
Pulte Corp. (d)  2,307,900  88,277
Toll Brothers, Inc. (a)  359,200  8,352
  304,850
ENGINEERING - 0.1%
Fluor Corp.   981,600  52,638
TOTAL CONSTRUCTION & REAL ESTATE   1,441,811
DURABLES - 5.8%
AUTOS, TIRES, & ACCESSORIES - 2.4%
AutoZone, Inc. (a)  3,635,800  109,074
Circuit City Stores, Inc. - CarMax Group  321,500  5,325
Chrysler Corp.   11,029,000  406,005
Danaher Corp.   1,803,500  104,603
Eaton Corp.   1,072,400  99,063
Echlin, Inc.   2,378,000  83,379
Ford Motor Co.   3,505,000  158,601
General Motors Corp.   4,059,659  271,743
Honda Motor Co. Ltd.   2,544,000  89,000
Lear Corp. (a)  1,316,300  64,828
Michelin SA (Compagnie Generale
 des Etablissements) Class B  549,473  31,341
Navistar International Corp. (a)  500,000  13,813
Pep Boys-Manny, Moe & Jack  655,000  17,849
TRW, Inc.   49,000  2,689
Volvo AB Class B  3,817,600  109,708
  1,567,021
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   2,922,400  270,322
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 1.8%
Black & Decker Corp. (d)  6,119,800 $ 227,963
Matsushita Electric Industrial Co. Ltd.   10,373,000  187,910
Maytag Co. (d)  7,622,100  260,104
Newell Co.   1,125,900  45,036
Philips Electronics NV (Bearer)  1,315,000  111,706
Sony Corp.   2,122,100  201,030
Whirlpool Corp.   1,523,900  101,054
  1,134,803
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc. (d)  6,902,450  307,590
TEXTILES & APPAREL - 0.7%
Intimate Brands, Inc. Class A  1,090,300  25,418
Liz Claiborne, Inc.   2,547,800  139,970
NIKE, Inc. Class B  3,248,500  172,170
Polo Ralph Lauren Corp. Class A  168,100  4,402
Reebok International Ltd.   407,100  19,821
Tommy Hilfiger (a)  1,425,400  71,181
  432,962
TOTAL DURABLES   3,712,698
ENERGY - 12.0%
ENERGY SERVICES - 2.9%
Dresser Industries, Inc. (d)  9,808,400  421,761
ENSCO International, Inc.   1,831,400  72,226
Global Marine, Inc. (a)  6,791,400  225,814
Halliburton Co.   3,991,200  207,542
Noble Drilling Corp. (a)  3,623,700  116,864
Santa Fe International Corp.   221,000  10,277
Schlumberger Ltd.   6,131,300  516,179
Tidewater, Inc.   766,570  45,419
Transocean Offshore, Inc.   4,229,600  202,756
Western Atlas, Inc. (a)  115,700  10,182
  1,829,020
OIL & GAS - 9.1%
Amoco Corp.   3,723,870  358,888
Anadarko Petroleum Corp. (d)  4,217,050  302,837
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Apache Corp.   3,059,715 $ 131,185
British Petroleum PLC:
Ord.   31,573,267  477,945
 ADR  122  11
Burlington Resources, Inc.   4,624,600  237,300
Canadian Natural Resources Ltd. (a)(d)  6,005,800  177,210
Chesapeake Energy Corp.   663,300  7,545
Chevron Corp.   2,499,200  207,902
Coastal Corp. (The)  2,692,000  164,885
Cooper Cameron Corp. (a)  1,571,500  112,853
Eagle Geophysical, Inc. (a)  43,900  867
Enron Oil & Gas Co.   7,379,200  164,187
Exxon Corp.   9,295,800  595,512
Kerr-McGee Corp.   192,400  13,240
Louisiana Land & Exploration Co.   300,000  23,494
Mobil Corp.   2,145,000  158,730
Noble Affiliates, Inc. (d)  3,200,400  143,218
Occidental Petroleum Corp.   9,034,800  234,340
Phillips Petroleum Co.   2,919,800  150,735
Pioneer Natural Resources Co.   742,200  31,080
Poco Petroleums Ltd. (a)  3,731,700  36,748
Pogo Producing Co.   1,528,364  66,770
Renaissance Energy Ltd. (a)(d)  8,000,000  199,848
Royal Dutch Petroleum Co.   10,200,000  566,100
Texaco, Inc.   5,652,000  347,245
Total SA Class B  5,329,350  612,460
USX-Marathon Group   500,000  18,594
Union Pacific Resources Group, Inc.   1,351,062  35,381
United Meridian Corp. (a)  869,200  31,943
Unocal Corp.   5,204,308  225,086
  5,834,139
TOTAL ENERGY   7,663,159
FINANCE - 12.3%
BANKS - 4.7%
Banc One Corp.   1,837,052  102,530
BankAmerica Corp.   9,195,800  674,167
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Barclays PLC Ord.   1,100,600 $ 29,732
Barnett Banks, Inc.   404,900  28,647
Chase Manhattan Corp.   3,235,000  381,730
Citicorp  6,629,800  887,979
Comerica, Inc.   130,600  10,309
Credit Suisse Group (Reg.)  549,900  74,624
Fifth Third Bancorp  42,900  2,805
First International Bancorp, Inc.   13,500  242
HSBC Holdings PLC Ord.   535,656  19,089
Lloyds TSB Group PLC  849,523  11,450
Mellon Bank Corp.   1,859,600  101,813
National City Corp.   200,000  12,313
NationsBank Corp.   2,470,800  152,881
Providian Financial Corp.   1,650,000  65,483
Societe Generale Class A  180,000  26,170
Synovus Financial Corp.   939,850  20,207
U.S. Bancorp   1,087,200  104,915
Wells Fargo & Co.   965,600  265,540
  2,972,626
CREDIT & OTHER FINANCE - 0.3%
American Capital Strategies Ltd.   6,000  120
Fleet Financial Group, Inc.   200,000  13,113
Green Tree Financial Corp.   794,500  37,342
Greenpoint Financial Corp.   675,900  42,835
Household International, Inc.   873,465  98,865
  192,275
FEDERAL SPONSORED CREDIT - 1.5%
Federal Home Loan Mortgage Corporation  8,861,600  312,371
Federal National Mortgage Association  11,948,000  561,556
SLM Holding Corp.   569,100  87,926
  961,853
INSURANCE - 5.2%
AFLAC, Inc.   2,302,400  124,904
Aetna, Inc.   404,900  32,973
Allstate Corp.   6,756,500  543,054
American International Group, Inc.   6,006,150  619,760
CIGNA Corp.   1,012,000  188,485
Chubb Corp. (The)  3,282,800  233,284
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Equitable of Iowa Companies   1,550,000 $ 103,850
Frontier Insurance Group, Inc.  19,200  730
General Re Corp.   1,892,900  375,741
INSpire Insurance Solutions, Inc.   24,100  437
MBIA, Inc.   428,600  53,763
Mid Ocean Ltd.   1,018,700  64,560
Old Republic International Corp.   1,391,800  54,280
Progressive Corp.   1,007,100  107,886
Reliastar Financial Corp.   2,039,176  81,185
SunAmerica, Inc.   4,587,450  179,771
Travelers Group, Inc. (The)  4,858,593  331,599
UNUM Corp.   4,333,400  197,711
  3,293,973
SAVINGS & LOANS - 0.2%
Charter One Financial Corp.   1,174,803  69,461
Washington Mutual, Inc.   1,302,500  90,849
  160,310
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.   2,373,200  176,062
Morgan Stanley Dean Witter Discover and Co.   1,550,035  83,799
  259,861
TOTAL FINANCE   7,840,898
HEALTH - 9.2%
DRUGS & PHARMACEUTICALS - 6.1%
Alkermes, Inc. (a)  332,400  6,856
American Home Products Corp.   3,897,600  284,525
Astra AB Class A Free shares  3,247,000  60,062
Aviron  374,600  9,412
Bristol-Myers Squibb Co.   8,139,800  673,568
Elan Corp. PLC ADR (a)  2,301,000  115,194
Genentech, Inc. special (a)  795,100  46,215
Gilead Sciences, Inc. (a)  189,600  8,414
Hyseq, Inc.   156,300  3,106
Lilly (Eli) & Co.   2,416,400  291,025
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Merck & Co., Inc.   7,500,000 $ 749,531
Novartis AG (Reg.)  109,600  168,790
Pharmacia & Upjohn, Inc.   200,000  7,300
Pfizer, Inc.   5,451,800  327,449
Rhone Poulenc SA Class A  3,626,400  144,851
Schering-Plough Corp.   7,478,600  385,148
SmithKline Beecham PLC ADR  600,000  29,325
Takeda Chemical Industries Ltd.   4,257,000  128,057
ViroPharma, Inc.   62,800  1,382
Warner-Lambert Co.   3,096,300  417,807
  3,858,017
MEDICAL EQUIPMENT & SUPPLIES - 1.4%
Abbott Laboratories  1,090,700  69,736
Becton, Dickinson & Co.   1,073,100  51,375
Boston Scientific Corp. (a)  2,147,900  118,537
Guidant Corp.   830,800  46,525
Johnson & Johnson  5,550,000  319,819
McKesson Corp.   926,500  94,445
Medtronic, Inc.   2,809,000  132,023
St. Jude Medical, Inc. (a)   1,198,900  42,036
Vista Medical Technologies, Inc.   62,000  922
  875,418
MEDICAL FACILITIES MANAGEMENT - 1.7%
Carematrix Corp. (a)(d)  899,100  22,815
Castle Dental Centers, Inc.   18,300  257
Columbia/HCA Healthcare Corp.   8,307,453  238,839
HEALTHSOUTH Corp. (a)  13,533,200  361,167
Humana, Inc. (a)  900,000  21,431
Oxford Health Plans, Inc. (a)  2,021,900  151,390
Sunrise Assisted Living, Inc. (a)  259,200  9,364
Tenet Healthcare Corp. (a)  1,392,195  40,548
Trigon Healthcare, Inc.   110,000  2,729
United HealthCare Corp.   3,625,100  181,255
Universal Health Services, Inc. Class B (a)  788,100  34,085
Vencor, Inc. (a)  611,069  25,207
  1,089,087
TOTAL HEALTH   5,822,522
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.7%
ABB AB:
sponsored ADR  45,100 $ 6,382
 Series A  1,257,500  17,860
Cookson Group PLC  22,564,367  91,877
Norfolk Southern Corp.   3,069,700  316,947
  433,066
INDUSTRIAL MACHINERY & EQUIPMENT - 8.2%
ELECTRICAL EQUIPMENT - 4.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA  2,305,300
307,848
Chicago Miniature Lamp, Inc. (a)  346,000  11,505
Emerson Electric Co.   4,964,800  286,097
FARO Technologies, Inc.   13,400  219
General Electric Co.   27,615,600  1,879,587
Honeywell, Inc.   129,400  8,694
Innova Corp.   30,300  716
Nextlevel Systems, Inc. (a)  516,000  8,643
Smith (A.O.) Corp. Class B (d)  898,000  35,583
Westinghouse Electric Corp.   9,064,164  245,299
  2,784,191
INDUSTRIAL MACHINERY & EQUIPMENT - 3.5%
AGCO Corp.   1,078,100  34,161
Case Corp.(d)  6,598,400  439,618
Caterpillar, Inc.   3,521,800  189,957
Cincinnati Milacron, Inc.   1,956,200  52,573
Cooper Industries, Inc.   200,000  10,813
Deere & Co.   4,040,000  217,150
Dover Corp.   1,965,600  133,415
Harnischfeger Industries, Inc.   1,939,300  82,905
IDEX Corp. (d)  1,628,525  55,981
Illinois Tool Works, Inc.   7,937,000  396,850
Industrial Distribution Group, Inc.   28,000  588
Ingersoll-Rand Co.   902,850  38,879
Komatsu Ltd. Ord.   4,401,000  24,686
Tyco International Ltd.   5,201,103  426,816
UCAR International, Inc. (a)(d)  3,026,200  144,501
  2,248,893
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   300,000 $ 11,419
Waste Management, Inc.   3,959,900  138,349
  149,768
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,182,852
MEDIA & LEISURE - 4.7%
BROADCASTING - 1.0%
Chancellor Media Corp.   108,800  5,725
Clear Channel Communications, Inc. (a)  2,575,600  167,092
Cox Communications, Inc. Class A (a)  460,700  12,698
HSN, Inc. (a)  598,490  24,314
Heftel Broadcasting Corp. Class A (a)  381,900  28,929
TCI Group Class A  636,202  13,042
Tele-Communications Liberty Media Group, Series A (a)  200,000  5,988
Tele-Communications, Inc. (TCI) (Ventures Group) Series A   363,798
7,503
Time Warner, Inc.   6,882,715  372,957
U.S. Satellite Broadcasting Co., Inc. Class A (a) 460,000 3,968 Univision Communications, Inc. Class A (a) 47,500 2,577
  644,793
ENTERTAINMENT - 0.6%
Disney (Walt) Co.   2,417,900  194,943
Ticketmaster Group, Inc.   300,000  6,975
Viacom, Inc. Class B (non-vtg.) (a)  5,154,400  163,008
  364,926
LEISURE DURABLES & TOYS - 0.0%
Hasbro, Inc.   182,550  5,134
Mattel, Inc.   350,000  11,594
  16,728
LODGING & GAMING - 2.3%
Bally Gaming International, Inc. warrants 7/29/98 (a)  225,000  211
Circus Circus Enterprises, Inc. (a)   775,100  19,523
Extended Stay America, Inc. (a)  3,678,503  55,178
Hilton Hotels Corp.   7,529,200  253,640
HFS, Inc. (a)  5,016,100  373,386
Host Marriott Corp. (a)(d)  15,610,500  355,139
ITT Corp. (a)  3,851,800  260,959
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
La Quinta Motor Inns, Inc.   1,596,186 $ 37,610
Mirage Resorts, Inc. (a)  2,104,000  63,383
Prime Hospitality Corp. (a)(d)  3,077,600  69,438
  1,488,467
PUBLISHING - 0.6%
Cognizant Corp.   1,098,700  44,772
Dun & Bradstreet Corp.   486,000  13,790
Gannett Co., Inc.   655,200  70,720
Harcourt General, Inc.   848,900  42,074
Houghton Mifflin Co.   600,000  22,650
McGraw-Hill, Inc.   428,700  29,018
New York Times Co. (The) Class A  693,200  36,393
Times Mirror Co. Class A  697,300  38,308
Tribune Co.   823,100  43,882
US WEST Media Group (a)  1,050,000  23,428
  365,035
RESTAURANTS - 0.2%
Brinker International, Inc. (a)  310,000  5,521
Host Marriott Services Corp. (a)(d)  3,132,100  46,590
McDonald's Corp.   1,294,000  61,627
  113,738
TOTAL MEDIA & LEISURE   2,993,687
NONDURABLES - 3.8%
BEVERAGES - 0.6%
Coca-Cola Co. (The)  800,000  48,751
PepsiCo, Inc.   9,056,800  367,366
Stroh Brewery Co. warrants 1/1/01 (a)  21,307  76
  416,193
FOODS - 0.2%
CPC International, Inc.   200,000  18,525
Campbell Soup Co.   1,660,000  81,340
Nabisco Holdings Corp. Class A  193,500  8,236
  108,101
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 1.6%
Avon Products, Inc.   129,300 $ 8,016
Clorox Co.   496,000  36,766
Colgate-Palmolive Co.   200,000  13,938
Estee Lauder Companies, Inc.   963,000  44,539
Gillette Co.   2,429,200  209,670
Procter & Gamble Co.   6,936,400  479,045
Unilever:
PLC Ord.   2,560,100  75,228
 NV ADR  773,300  164,423
  1,031,625
TOBACCO - 1.4%
Philip Morris Companies, Inc.   20,329,800  844,957
RJR Nabisco Holdings Corp.   1,063,800  36,568
  881,525
TOTAL NONDURABLES   2,437,444
RETAIL & WHOLESALE - 7.2%
APPAREL STORES - 0.9%
AnnTaylor Stores Corp. (a)  810,400  12,055
Gap, Inc.   6,290,400  314,913
Lamonts Apparel, Inc. warrants 6/10/99 (a)  264,824  -
Limited, Inc. (The)  4,650,300  113,642
Ross Stores, Inc.   822,200  28,058
Saks Holdings, Inc. (a)  200,000  4,175
TJX Companies, Inc.   2,188,600  66,889
  539,732
DRUG STORES - 0.5%
CVS Corp.   4,838,143  275,169
Rite Aid Corp.   1,014,800  56,258
Walgreen Co.   400,000  10,250
  341,677
GENERAL MERCHANDISE STORES - 2.4%
Consolidated Stores Corp. (a)  3,567,468  149,387
Costco Companies, Inc. (a)  861,800  32,424
Dayton Hudson Corp.   6,054,700  362,904
Federated Department Stores, Inc. (a)  3,870,900  166,933
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Ito-Yokado Co. Ltd.   1,275,000 $ 69,291
Neiman-Marcus Group, Inc. (a)  768,700  24,598
Sears, Roebuck & Co.   2,239,500  127,512
Wal-Mart Stores, Inc.   16,975,500  621,728
  1,554,777
GROCERY STORES - 0.4%
Asda Group PLC  200,000  511
Ahold NV  571,700  15,515
Safeway, Inc. (a)  4,377,200  238,010
  254,036
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
Barnes & Noble, Inc. (a)  1,631,200  46,081
Circuit City Stores, Inc. - Circuit City Group 702,500 28,320 Comcast Corp. Class A special 375,000 9,656
Corporate Express, Inc. (a)  837,500  17,692
Home Depot, Inc.   14,001,225  729,814
Lowe's Companies, Inc.   5,873,500  228,332
Officemax, Inc. (a)  3,603,150  54,723
Office Depot, Inc. (a)  5,181,900  104,610
Pier 1 Imports, Inc.   600,000  10,763
Staples, Inc. (a)  6,610,600  182,618
Tandy Corp.   1,722,600  57,922
Toys "R" Us, Inc. (a)  10,060,200  357,137
U.S. Office Products Co. (a)  1,400,000  49,350
Viking Office Products, Inc. (a)  1,562,500  33,984
  1,911,002
TOTAL RETAIL & WHOLESALE   4,601,224
SERVICES - 2.1%
ADVERTISING - 0.7%
Omnicom Group, Inc. (d)  4,450,788  323,795
Outdoor Systems, Inc. (a)   2,655,750  69,713
Universal Outdoor Holdings, Inc. (a)  372,000  13,950
  407,458
EDUCATIONAL SERVICES - 0.0%
EduTrek International, Inc. Class A  29,200  777
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.4%
Avis Rent A Car, Inc.   154,100 $ 3,679
Hertz Corp. Class A  203,000  7,651
Republic Industries, Inc. (a)  7,360,000  242,420
Ryder Systems, Inc.   293,400  10,544
  264,294
PRINTING - 0.0%
Wallace Computer Services, Inc.   674,400  24,869
SERVICES - 1.0%
AccuStaff, Inc. (a)   532,000  16,757
Assisted Living Concepts, Inc. (a)(d)  1,103,000  17,647
Boron LePore & Associates, Inc.   38,300  886
CDI Corp. (a)  702,500  26,519
CorporateFamily Solutions, Inc.   28,300  478
Hagler Bailly, Inc.   37,000  939
Hall Kinion & Associates, Inc.   20,500  433
Interim Services, Inc. (a)  1,216,800  34,223
Manpower, Inc.   3,455,900  136,508
Pittston Co. (Brinks Group)  1,704,400  68,283
Rentokil Initial PLC  20,879,400  86,538
Robert Half International, Inc. (a)(d)  4,885,350  202,131
Service Corp. International  500,000  16,094
  607,436
TOTAL SERVICES   1,304,834
TECHNOLOGY - 16.8%
COMMUNICATIONS EQUIPMENT - 2.3%
Advanced Fibre Communication, Inc.   574,400  23,550
Ascend Communications, Inc. (a)  1,956,300  63,335
Cisco Systems, Inc. (a)  5,641,200  412,160
DSC Communications Corp. (a)  891,900  24,026
Ericsson (L.M.) Telephone Co. Class B ADR  35,600  1,707
Lucent Technologies, Inc.   6,764,862  550,491
Newbridge Networks Corp. (a)  2,016,200  120,720
Nokia Corp. AB:
sponsored ADR  230,000  21,577
 Series A  600,000  56,839
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Northern Telecom Ltd.   525,000 $ 54,836
Tellabs, Inc.   201,000  10,352
3Com Corp. (a)   2,005,975  102,806
  1,442,399
COMPUTER SERVICES & SOFTWARE - 4.9%
America Online, Inc. (a)  1,786,900  134,799
Automatic Data Processing, Inc.   41,900  2,095
CUC International, Inc. (a)  12,811,750  397,164
Ceridian Corp. (a)  1,150,700  42,576
ChoicePoint, Inc. (a)   87,017  3,253
Computer Associates International, Inc.   700,400  50,297
CompUSA, Inc. (a)  1,500,000  52,500
Computer Sciences Corp. (a)  1,896,275  134,161
Corsair Communications, Inc.   19,800  418
Electronic Arts, Inc. (a)  1,261,100  48,710
Electronics for Imaging, Inc. (a)  1,074,800  54,815
Equifax, Inc.   870,170  27,356
First Data Corp.   3,944,000  148,147
Galileo International, Inc.   208,800  5,833
HBO & Co.   6,350,400  239,728
J.D. Edwards & Co.   46,800  1,568
Microsoft Corp. (a)  6,109,500  808,363
Netscape Communications Corp. (a)  870,900  31,352
Oracle Corp. (a)  17,842,900  650,151
Parametric Technology Corp. (a)  2,822,100  124,525
Paychex, Inc.   1,537,350  53,615
Pegasus Systems, Inc.   25,800  468
PeopleSoft, Inc. (a)  1,675,200  100,093
QAD, Inc.   48,100  896
Sabre Group Holdings, Inc. Class A (a)  559,900  20,051
Shared Medical Systems Corp.   80,000  4,230
SunGard Data Systems, Inc. (a)  100,000  2,425
  3,139,589
COMPUTERS & OFFICE EQUIPMENT - 5.2%
Adaptec, Inc. (a)  1,915,820  89,564
Applied Magnetics Corp. (a)  100,000  3,150
Bay Networks, Inc. (a)  1,925,000  74,352
Canon, Inc.   981,000  28,776
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Comdisco, Inc. (d)  5,465,175 $ 177,960
Compaq Computer Corp. (a)  14,957,750  1,118,092
Dell Computer Corp. (a)  2,187,200  211,885
Diebold, Inc.   1,821,600  86,298
Digital Equipment Corp. (a)  964,700  41,784
EMC Corp. (a)  3,630,241  211,915
Fore Systems, Inc. (a)  400,000  7,875
Hewlett-Packard Co.   1,300,000  90,431
International Business Machines Corp.   6,728,400  712,790
Pitney Bowes, Inc.   2,138,200  177,872
Quantum Corp.   300,000  11,494
Seagate Technology (a)  1,655,300  59,798
Sequent Computer Systems, Inc. (a)  447,700  11,109
Silicon Graphics, Inc. (a)  1,015,800  26,665
Sun Microsystems, Inc. (a)  2,400,000  112,350
Tech Data Corp. (a)  688,800  31,685
Wang Laboratories, Inc. (a)  100,000  2,106
Western Digital Corp. (a)  700,000  28,044
  3,315,995
ELECTRONIC INSTRUMENTS - 0.4%
AEHR Test Systems  96,000  1,698
Applied Materials, Inc. (a)  1,600,000  152,400
KLA-Tencor Corp. (a)  500,000  33,781
Thermo Electron Corp. (a)  1,033,200  41,328
Waters Corp. (a)  765,800  33,839
  263,046
ELECTRONICS - 3.7%
Analog Devices, Inc. (a)  1,553,866  52,055
Atmel Corp. (a)  1,110,582  40,467
Galileo Technology Ltd.   23,700  782
General Semiconductor, Inc.   129,000  1,661
Intel Corp.   11,535,800  1,064,898
LSI Logic Corp. (a)  1,147,300  36,857
Lattice Semiconductor Corp. (a)  281,600  18,339
Linear Technology Corp.   638,300  43,883
Maxim Integrated Products, Inc. (a)  694,600  49,620
Microchip Technology, Inc. (a)  100,000  4,516
Micron Technology, Inc. (a)  1,208,500  41,920
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Minebea Co. Ltd.   2,000,000 $ 22,270
Motorola, Inc.   5,041,800  362,379
National Semiconductor Corp. (a)  670,000  27,470
Power One Inc.   21,100  295
Rohm Co. Ltd.   213,000  25,134
Texas Instruments, Inc.   4,008,300  541,622
Xilinx, Inc. (a)  100,000  5,063
  2,339,231
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   431,200  28,001
Fuji Photo Film Co. Ltd.   4,085,000  169,049
  197,050
TOTAL TECHNOLOGY   10,697,310
TRANSPORTATION - 2.5%
AIR TRANSPORTATION - 0.7%
AMR Corp. (a)  1,223,900  135,471
Comair Holdings, Inc.   1,646,025  44,237
Delta Air Lines, Inc.   663,300  62,475
Northwest Airlines Corp. Class A (a)  2,570,000  106,655
Travel Services International, Inc.   16,300  338
UAL Corp. (a)   1,441,400  121,978
  471,154
RAILROADS - 1.6%
Bombardier, Inc. Class B  4,036,600  81,840
Burlington Northern Santa Fe Corp.   580,640  56,104
CSX Corp.   9,786,100  572,487
Illinois Central Corp., Series A  1,849,964  67,986
Trinity Industries, Inc. (d)  3,314,800  159,939
Wisconsin Central Transportation Corp. (a)  1,543,900  49,115
  987,471
TRUCKING & FREIGHT - 0.2%
American Freightways Corp. (a)  1,460,200  27,744
Landstar System, Inc. (a)(d)  1,101,200  29,457
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - CONTINUED
Pittston Co. (Burlington Group)  827,200 $ 23,472
Swift Transportation Co., Inc. (a)(d)  2,365,500  74,809
  155,482
TOTAL TRANSPORTATION   1,614,107
UTILITIES - 3.0%
CELLULAR - 0.1%
AirTouch Communications, Inc. (a)  1,890,000  66,977
360 Degrees Communications Co. (a)  762,300  15,913
Vodafone Group PLC sponsored ADR  200,000  10,750
  93,640
ELECTRIC UTILITY - 0.2%
Entergy Corp.   2,910,000  75,842
Niagara Mohawk Power Corp. (a)  1,139,000  10,892
Southern Co.   2,004,700  45,231
  131,965
GAS - 0.3%
Enron Corp.   1,825,400  70,278
Sonat, Inc.   2,399,800  122,090
  192,368
TELEPHONE SERVICES - 2.4%
AT&T Corp.   6,358,900  281,778
Ameritech Corp.   1,709,200  113,662
BellSouth Corp.   4,128,700  190,952
Brooks Fiber Properties, Inc. (a)  900,000  42,019
MCI Communications Corp.   1,723,500  50,628
NEXTLINK Communications, Inc. Class A  73,800  1,771
Nippon Telegraph & Telephone Corp. Ord.   1,522  14,039
SBC Communications, Inc.   3,382,200  207,583
Teleport Communications Group, Inc. Class A (a) 1,605,600 72,051 Telecom Italia Mobile Spa 17,100,000 68,375
WorldCom, Inc. (a)  12,938,000  457,682
  1,500,540
TOTAL UTILITIES   1,918,513
TOTAL COMMON STOCKS
(Cost $41,138,794)   61,006,176
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(e)
(Cost $2,318)  4,415 $ 3,432
NONCONVERTIBLE BONDS - 0.0%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f) (Cost $8,515)  - $ 8,804  352
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Bardell Associates Note Trust
12 1/2%, 11/1/08 (e)
(Cost $4,551)  -  4,477  4,756
CASH EQUIVALENTS - 4.1%
 MATURITY
 AMOUNT (000S)
Investment in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.06%, dated
9/30/97 due 10/1/97  $ 745,198  745,073
 SHARES
Taxable Central Cash Fund (g)    1,855,889,828  1,855,890
TOTAL CASH EQUIVALENTS
(Cost $2,600,963)   2,600,963
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $43,755,141)  $ 63,615,679
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Represents number of units held.
4. Affiliated company (see Note 7 of Notes to Financial Statements).
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Ampex Corp. 8% 2/16/95 $ 2,318
Atlantis Group, Inc.
 (Trivest/Winston) 4/16/93 $ 90
Bardell Associates
 Note Trust 12 1/2%,
 11/1/08 4/19/94 $ 4,551
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $352,000 or 0% of net assets.
7. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $43,790,563,000. Net unrealized appreciation aggregated $19,825,116,000, of which $20,243,572,000 related to appreciated investment securities and $418,456,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) SEPTEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                          $ 63,615,679
AGREEMENTS OF $745,073) (COST $43,755,141) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                               1

RECEIVABLE FOR INVESTMENTS SOLD                                                    253,281

RECEIVABLE FOR FUND SHARES SOLD                                                    70,710

DIVIDENDS RECEIVABLE                                                               70,831

INTEREST RECEIVABLE                                                                8,577

OTHER RECEIVABLES                                                                  6,450

 TOTAL ASSETS                                                                      64,025,529

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                     $ 142,037

PAYABLE FOR FUND SHARES REDEEMED                                       109,783

ACCRUED MANAGEMENT FEE                                                 22,636

OTHER PAYABLES AND ACCRUED EXPENSES                                    9,716

 TOTAL LIABILITIES                                                                 284,172

NET ASSETS                                                                        $ 63,741,357

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                   $ 41,267,545

UNDISTRIBUTED NET INVESTMENT INCOME                                                250,571

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                              2,362,716
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                          19,860,525
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 638,388 SHARES OUTSTANDING                                        $ 63,741,357

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                     $99.85
($63,741,357 (DIVIDED BY) 638,388 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $99.85)                             $102.94


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED SEPTEMBER 30, 1997

INVESTMENT INCOME                                                         $ 363,054
DIVIDENDS (INCLUDING $30,824 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                   67,493

 TOTAL INCOME                                                              430,547

EXPENSES

MANAGEMENT FEE                                              $ 173,866
BASIC FEE

 PERFORMANCE ADJUSTMENT                                      (48,953)

TRANSFER AGENT FEES                                          54,586

ACCOUNTING FEES AND EXPENSES                                 457

NON-INTERESTED TRUSTEES' COMPENSATION                        126

CUSTODIAN FEES AND EXPENSES                                  1,117

REGISTRATION FEES                                            457

AUDIT                                                        143

LEGAL                                                        311

INTEREST                                                     1

MISCELLANEOUS                                                17

 TOTAL EXPENSES BEFORE REDUCTIONS                            182,128

 EXPENSE REDUCTIONS                                          (4,207)       177,921

NET INVESTMENT INCOME                                                      252,626

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF           2,432,193
 $196,276 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                               102           2,432,295

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                       11,285,666

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                (60)          11,285,606

NET GAIN (LOSS)                                                            13,717,901

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 13,970,527
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED    YEAR ENDED
                                                          SEPTEMBER 30,       MARCH 31,
                                                          1997                1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 252,626           $ 945,962
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  2,432,295           1,163,977

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      11,285,606          2,622,185

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           13,970,527          4,732,124
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (473,565)           (718,653)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (921,882)           (8,153,202)

 TOTAL DISTRIBUTIONS                                       (1,395,447)         (8,871,855)

SHARE TRANSACTIONS                                         4,904,536           9,169,545
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             1,372,468           8,742,406

 COST OF SHARES REDEEMED                                   (6,354,179)         (18,707,881)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (77,175)            (795,930)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  12,497,905          (4,935,661)

NET ASSETS

 BEGINNING OF PERIOD                                       51,243,452          56,179,113

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 63,741,357        $ 51,243,452
INCOME OF $250,571 AND $544,318, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      53,532              115,978

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   16,528              118,619

 REDEEMED                                                  (70,651)            (237,540)

 NET INCREASE (DECREASE)                                   (591)               (2,943)


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED MARCH 31,
      SEPTEMBER 30,

      1997                1997                    1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING     $ 80.20     $ 87.52    $ 72.44    $ 69.72    $ 68.44    $ 68.13
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME          .40 D       1.38 D     .79        .27        .61        1.20

 NET REALIZED AND               21.46       5.25       19.57      5.22       7.92       9.18
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          21.86       6.63       20.36      5.49       8.53       10.38
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            (.75)       (1.10)     (.59)      (.14)      (.75)      (1.25)
 INCOME

 FROM NET REALIZED GAIN         (1.46)      (12.85)    (4.69)     (2.63)     (6.50)     (8.82)

 TOTAL DISTRIBUTIONS            (2.21)      (13.95)    (5.28)     (2.77)     (7.25)     (10.07)

NET ASSET VALUE, END           $ 99.85     $ 80.20    $ 87.52    $ 72.44    $ 69.72    $ 68.44
OF PERIOD

TOTAL RETURN B, C               27.81%      9.11%      28.43%     8.21%      12.94%     17.06%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 63,741    $ 51,243   $ 56,179   $ 39,803   $ 33,119   $ 24,886
(IN MILLIONS)

RATIO OF EXPENSES TO            .62% A      .66%       .95%       .99%       1.00%      1.00%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .60% A,     .64%       .92%       .96%       .99%       1.00%
AVERAGE NET ASSETS AFTER       F           F          F          F          F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         .86% A      1.75%      .95%       .39%       1.07%      2.11%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         31% A       67%        155%       120%       132%       155%

AVERAGE COMMISSION RATE G      $ .0437     $ .0394


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE APRIL 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective the close of business on September 30, 1997, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $9,386,000 or 0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $8,689,785,000 and $11,006,537,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .42% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $5,854,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,998,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $6,176,000. The weighted average interest rate was 5.8%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,219,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $1,984,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AK Steel Holding Corp.  $ - $ - $ 1,042 $ 111,081
Aeroquip Vickers, Inc.   49,433  64,757  1,137  113,293
Anadarko Petroleum Corp.   -  -  633  302,837
Apache Corp.   -  1,717  -  -
Assisted Living Concepts, Inc.   -  -  -  17,647
Black & Decker Corp.   -  -  1,469  227,963
CSX Corp.   -  121,961  3,154  -
Canadian Natural Resources Ltd.   -  -  -  177,210
Carematrix Corp.   43  -  -  22,815
Carlisle Companies, Inc.   -  7,166  -  -
Case Corp.   -  -  660  439,618
Centex Construction Products, Inc.   -  4,424  136  -
Centex Corp.   -  1,457  -  -
Chesapeake Energy Corp.   -  20,179  72  -
Cincinnati Milacron, Inc.   -  37,567  629  -
Comdisco, Inc.   -  12,866  562  177,960
Dresser Industries, Inc.   -  -  3,531  421,761
Echlin, Inc.   -  16,244  1,685  -
Enron Oil & Gas Co.   -  19,080  255  -
Global Marine, Inc.   -  8,295  -  -
Guitar Center, Inc.   -  -  -  -
Halter Marine Group, Inc.   -  3,375  -  49,495
Hanna (M.A.) Co.   -  -  570  72,155
Host Marriott Services Corp.   -  -  -  46,590
Host Marriott Corp.   -  584  -  355,139
IDEX Corp.   -  -  391  55,981
Lafarge Corp.   1,035  -  983  159,354
Landstar System, Inc.   -  -  -  29,457
Leggett & Platt, Inc.   -  29,149  2,129  307,590
Maytag Co.   -  1,041  2,455  260,104
Medusa Corp.   -  -  494  78,386
NACCO Industries, Inc. Class A   -  20,836  -  -
Noble Affiliates, Inc.   -  53,909  339  143,218
Nucor Corp.   -  -  919  241,962
Oakwood Homes Corp.   -  -  74  105,532
Omnicom Group, Inc.   -  -  2,003  323,795
Owens-Corning   -  -  -  -
Pegasus Communications Corp.
 Class A   -  1,120  -  -
Pioneer Natural Resources Co.   -  -  -  -
Prime Hospitality Corp.   -  -  -  69,438
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Pulte Corp.   $ - $ 1,583 $ 280 $ 88,277
Renaissance Energy Ltd.   -  32,342  -  199,848
Revco (D.S.), Inc.   -  2,211  -  -
Robert Half International, Inc.   -  6,546  -  202,131
Sherwin-Williams Co.   -  8,764  2,269  318,017
Smith (A.O.) Corp. Class B   -  9,246  407  35,583
Sonat, Inc.   -  73,657  1,197  -
Southdown, Inc.   -  7,265  154  -
Swift Transportation Co., Inc.   -  -  -  74,809
Synetic, Inc.   -  -  -  47,461
Toll Brothers, Inc.   -  11,266  -  -
Trinity Industries, Inc.   -  4,944  1,195  159,939
UCAR International, Inc.   -  18,020  -  144,501
USG Corp.   -  5,975  -  125,261
TOTALS  $ 50,511 $ 607,546 $ 30,824 $ 5,706,208
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders of Fidelity Magellan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Magellan Fund, including the schedule of portfolio investments, as of September 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended March 31, 1997 and the financial highlights for the six months ended September 30, 1997 and each of the five years in the period ended March 31, 1997. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Magellan Fund as of September 30, 1997, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended March 31, 1997, and the financial highlights for the six months ended September 30, 1997 and each of the five years in the period ended March 31, 1997, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
November 4, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
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Attn: Redemptions - CP6I
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P.O. Box 500
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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Robert Stansky, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
State Street Bank and Trust Company
North Quincy, MA
FIDELITY'S GROWTH FUNDS
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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